Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 56,659	¥ 52,325
Prepayments and other receivables	112,820	109,262
Accounts payable and accrued liabilities	303,002	316,140
Lease liabilities	129,848	129,223
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,395	8,651
Prepayments and other receivables	24,925	35,063
Financial assets at fair value through other comprehensive income	1,850	0
Intangible and other non-current assets	15,696	15,251
Accounts payable and accrued liabilities	49,526	67,262
Contract liabilities	613	2,692
Lease liabilities	¥ 101,453	¥ 99,725